Significant Events and Transactions (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 24, 2021	Feb. 23, 2021	Dec. 31, 2022
Significant Events and Transactions (Details) [Line Items]
Business combination, description			For each share of Legacy Rumble capital stock held by eligible electing Canadian shareholders of Legacy Rumble (the “Electing Shareholders”), the Electing Shareholders received a number of exchangeable shares in 1000045728 Ontario Inc., an indirect, wholly owned Canadian subsidiary of CFVI (“ExchangeCo”, and such shares, the “ExchangeCo Shares”) equal to the quotient obtained by dividing the Price Per Company Share (as defined below) by $10.00 (the “Company Exchange Ratio”), and such Electing Shareholders concurrently subscribed for nominal value for a corresponding number of shares of Class C common stock, par value $0.0001 per share, of the Company (“Class C Common Stock”), a new class of voting, non-economic shares of common stock of the Company created and issued in connection with the Qualifying Transaction. This resulted in the issuance of 168,762,214 shares of Class C Common Stock of the Company for a par value of $16,876; and• For each share of Legacy Rumble capital stock held by all other shareholders of Rumble (the “Non-Electing Shareholders”, and collectively with the Electing Shareholders, the “Rumble Shareholders”), such Non-Electing Shareholder received a number of shares of Class A common stock, par value $0.0001 per share, of the Company (“Class A Common Stock”) equal to the Company Exchange Ratio. This resulted in the issuance of 48,970,404 shares of Class A Common Stock of the Company for a par value of $4,897.
Share redemptions			30,689
Sale of units			1,500,000
Public per share			$ 10
Exchange Ratio Description			Company Exchange Ratio was determined to be 24.5713:1.0000
Par value of stock			$ 731,281
Option earnout fraction, description			(i) the Company Exchange Ratio divided by the Option Exchange Ratio minus (ii) 1.00. “Option Exchange Ratio” means the quotient obtained by dividing (x) by (y), where: (x) is the quotient, expressed as a dollar number, obtained by dividing (i) the sum of (a) $2,136,384,663, representing the sum of $2,100,000,000 plus the cash and cash equivalents balance held by Legacy Rumble as of the date of the Qualifying Transaction (net of debt), plus the aggregate exercise price of all outstanding options to purchase shares of Legacy Rumble capital stock, by (ii) the number of outstanding shares of Legacy Rumble capital stock (calculated on a fully diluted basis in accordance with the Business Combination Agreement); and (y) $10.00.
Aggregate purchase price			$ 1,000,000
Common stock, par value			$ 0.0001
Carrying votes per share			$ 11.2663
Aggregate proceeds			$ 83,000,000
Gross proceeds from qualifying transaction			399,807,596
Transaction costs			54,091,750
Minimum [Member]
Significant Events and Transactions (Details) [Line Items]
Net of outstanding			3,186,384,663
Maximum [Member]
Significant Events and Transactions (Details) [Line Items]
Net of outstanding			$ 3,150,000,000
Initial Public Offering [Member]
Significant Events and Transactions (Details) [Line Items]
Sale of stock		30,000,000
Gross proceeds		$ 300,000,000
Private Placement [Member]
Significant Events and Transactions (Details) [Line Items]
Sale of stock			1
Gross proceeds			$ 15,000,000
Redeemable warrant [Member]
Significant Events and Transactions (Details) [Line Items]
Sale of warrant			1
CFVI Placement Units [Member]
Significant Events and Transactions (Details) [Line Items]
Sale of units			700,000
Sponsor [Member]
Significant Events and Transactions (Details) [Line Items]
Gross proceeds			$ 7,000,000
Common Class A [Member]
Significant Events and Transactions (Details) [Line Items]
Gross proceeds	$ 25,000,000
Remaining shares	172,070		29,969,311
Public per share	$ 145.29
Additional consideration			375,000
Common stock, shares issued			14,153,048
Common stock, par value			$ 0.0001
Transaction shares			1,875,000
Par value			$ 188
Issuance of shares			8,300,000
CFVI [Member] | Common Class A [Member]
Significant Events and Transactions (Details) [Line Items]
Business combination, description			Each whole CFVI Warrant entitles the holder to purchase one share of CFVI Class A Common Stock at a price of $11.50, and is exercisable on the later of 30 days after the completion of Qualifying Transaction or 12 months from the closing of the Offering, and expires 5 years after the completion of the Qualifying Transaction, or earlier upon redemption of liquidation.
Mr. Pavlovski [Member]
Significant Events and Transactions (Details) [Line Items]
Business acquisitions voting			85.00%
Mr. Pavlovski [Member] | Class D Common Stock [Member]
Significant Events and Transactions (Details) [Line Items]
Common stock, par value			$ 0.0001